Revenue - Disclosure of detailed information about revenue and other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Royalty revenue	$ 43,359	$ 15,993
Option, property and other revenue	284	330
Revenue and other income	$ 43,643	$ 16,323